Summary of significant accounting policies, estimates and judgments (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Summary of Changes in our exposures To Financial Instruments
The tables below show our significant exposures to financial instruments referencing benchmark interest rates subject to the Reform that have yet to transition to alternative benchmark interest rates and are maturing after December 31, 2021 as at November 1, 2020, which represent our opening balances for the annual period ending on October 31, 2021. Changes in our exposures during the quarter did not result in significant changes to the risks arising from transition since November 1, 2020. In the normal course of business, our derivative notional amounts may fluctuate with minimal impact to our IBOR conversion plans.

	As at November 1, 2020
(Millions of Canadian dollars)	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional (3)
USD LIBOR	$79,123	$5,135	$4,894,150
GBP LIBOR	7,518	1,227	1,773,893
Other IBOR currencies	324	2,456	263,299
	$86,965	$8,818	$6,931,342
Cross currency swaps
USD LIBOR – GBP LIBOR	n.a.	n.a.	$384,263
Other combinations	n.a.	n.a.	52,875
	n.a.	n.a.	$437,138
	$86,965	$8,818	$7,368,480

(1)	Non-derivative assets represent the drawn outstanding balance of Loans and the fair value of Securities.
(2)	Non-derivative liabilities represent Deposits.
(3)	The notional amount of derivative instruments excludes cross currency swaps with multiple LIBOR legs, which are presented separately in the Cross currency swaps section of this table.
n.a.	not applicable

Summary of undrawn balances of loan commitments
The following table presents the undrawn balances of loan commitments referencing benchmark interest rates subject to the Reform.

(Millions of Canadian dollars)	As at November 1, 2020
Authorized and committed undrawn commitments
USD LIBOR	$136,725
GBP LIBOR	7,533
Other IBOR currencies	1,370
$145,628